LOSSES PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Denominator:
Denominator used for losses per share	428,586,305	428,586,305	418,911,292	408,310,122
Numerator:
Net loss from continuing operations attributable to ordinary shareholders	$ (93,983)	¥ (654,286)	¥ (471,737)	¥ (331,469)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	428,586,305	428,586,305	418,911,292	408,310,122
Denominator used for losses per share	428,586,305	428,586,305	418,911,292	408,310,122
Class B Ordinary shares [Member]
Numerator:
Allocation of net loss from continuing operations attributable to 500.com Limited's ordinary shareholders used in calculating income per ordinary share-basic	$ (7,253)	¥ (50,494)	¥ (82,216)	¥ (59,172)
Denominator:
Denominator used for losses per share	33,229,132	33,229,132	74,400,299	74,400,299
Losses per share from continuing operations - basic | (per share)	$ (0.220)	¥ (1.52)	¥ (1.13)	¥ (0.80)
Numerator:
Allocation of net loss from continuing operations attributable to 500.com Limited's ordinary shareholders used in calculating loss per ordinary share- diluted	$ (7,253)	¥ (50,494)	¥ (82,216)	¥ (59,172)
Reallocation of net loss from continuing operations attributable to 500.com Limited's ordinary shareholders as a result of conversion of Class B to Class A shares	0	0
Net loss from continuing operations attributable to ordinary shareholders	$ (7,253)	¥ (50,494)	¥ (82,216)	¥ (59,172)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	33,229,132	33,229,132	74,400,299	74,400,299
Conversion of Class B to Class A ordinary shares	0	0
Denominator used for losses per share	33,229,132	33,229,132	74,400,299	74,400,299
Losses per share from continuing operations-diluted | (per share)	$ (0.220)	¥ (1.52)	¥ (1.13)	¥ (0.80)
Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	0	0
Denominator used for losses per ADS - diluted	0	0
Losses from continuing operations per ADS - basic | (per share)	$ 0.00	¥ 0.00
Losses from continuing operations per ADS - diluted | (per share)	$ 0.00	¥ 0.00
Class A Ordinary shares [Member]
Numerator:
Allocation of net loss from continuing operations attributable to 500.com Limited's ordinary shareholders used in calculating income per ordinary share-basic	$ (86,296)	¥ (600,774)	¥ (380,701)	¥ (265,563)
Denominator:
Denominator used for losses per share	395,357,173	395,357,173	344,510,993	333,909,823
Losses per share from continuing operations - basic | (per share)	$ (0.220)	¥ (1.52)	¥ (1.13)	¥ (0.80)
Numerator:
Allocation of net loss from continuing operations attributable to 500.com Limited's ordinary shareholders used in calculating loss per ordinary share- diluted	$ (86,296)	¥ (600,774)	¥ (380,701)	¥ (265,563)
Reallocation of net loss from continuing operations attributable to 500.com Limited's ordinary shareholders as a result of conversion of Class B to Class A shares	(7,253)	(50,494)	(82,216)	(59,172)
Net loss from continuing operations attributable to ordinary shareholders	$ (93,549)	¥ (651,268)	¥ (462,917)	¥ (324,735)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	395,357,173	395,357,173	344,510,993	333,909,823
Conversion of Class B to Class A ordinary shares	33,229,132	33,229,132	74,400,299	74,400,299
Denominator used for losses per share	428,586,305	428,586,305	418,911,292	408,310,122
Losses per share from continuing operations-diluted | (per share)	$ (0.220)	¥ (1.52)	¥ (1.13)	¥ (0.80)
Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	39,535,717	39,535,717	34,451,099	33,390,982
Denominator used for losses per ADS - diluted	42,858,631	42,858,631	41,891,129	40,831,012
Losses from continuing operations per ADS - basic | (per share)	$ (2.18)	¥ (15.20)	¥ (11.28)	¥ (7.95)
Losses from continuing operations per ADS - diluted | (per share)	$ (2.18)	¥ (15.20)	¥ (11.28)	¥ (7.95)